Related Party Transactions (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Notes to Financial Statements
Management Fee Percentage	$ 5.00%			$ 5.00%	$ 5.00%
Management Fee		$ 33,288	$ 30,580	$ 66,663	$ 63,326
Payable To Dahn	11,629	11,629		11,629		10,208
Tax Fee to General Partner	$ 4,949			$ 29,694